Earning Per Share	12 Months Ended
Dec. 31, 2011
Earning Per Share

16. Earning Per Share

The components of basic and diluted earning per share are as follows:

	2009		2010		2011
	(In millions of Korean Won, except per share data)
Net income available for common shareholders (A)	(Won)	6,917	(Won)	3,730	(Won)	14,928
Weighted average outstanding shares of common shares (B)		6,948,900		6,948,900		6,948,900

Earnings per share Basic and diluted (A/B)	(Won)	995	(Won)	537	(Won)	2,148

The 13,525 stock options outstanding as of December 31, 2009 are excluded from the Company’s calculation of earnings per share as their effect is anti-dilutive.